Income taxes - Components of provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 272
State	7	$ 5
Total current	279	5
Deferred:
Federal	(71)	1,096
State		104
Total deferred	(71)	1,200
Total income tax provision	$ 208	$ 1,205